ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

10.ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2024	2025

	(HK$ in thousands)
Current:
Accrued payroll and welfare expenses	1,292,026	1,818,166
Tax payables	644,131	1,478,187
Temporary payables in relation to fund distribution services	119,033	300,324
Stamp duty, trading levy and trading fee payables	128,027	266,254
Accrued advertising and promotion fee	173,068	242,864
Payables to corporate clients in relation to Employee Stock Ownership Plan(“ESOP”) management services (1)	259,287	154,469
Accrued processing and servicing costs	72,185	121,960
Dividend payable	2,151,038	—
Others	98,010	144,905
Total	4,936,805	4,527,129
Non-current:
Deferred tax liabilities (Note 23)	4,882	20,856
Others	3,179	1,050
Total	8,061	21,906
(1)	Payables to corporate clients in relation to ESOP management services mainly consist of exercise payment of share options and related withholding tax. These payables are usually expected to be settled within one year.